RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Receivables (Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 3,484	$ 2,048
Guarantees issued to Golar Partners	0	19,545
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	0	(784)
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	0	(1,133)
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 0	$ 349